Comprehensive Income And Accumulated Other Comprehensive Loss (Narrative) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Comprehensive Income And Accumulated Other Comprehensive Loss
Underfunded projected benefit obligation		$ 20	$ 42
Actuarial loss (gain)		0
Curtailment gain		8
Unrealized net loss on settled derivatives which will be amortized and recognized	$ 1	$ 1
Amortization period of unrealized net loss on settled derivatives (in months)	12	12